Debt	12 Months Ended
Dec. 31, 2011
Debt:
Debt

13.            DEBT

	December 31, 2011		December 31, 2010
Short-term borrowings and current portion of long-term debt:	Amount	Rate p.a., %	Amount	Rate p.a., %
Russian ruble-denominated:
Banks and financial institutions	217,168	6.4-9.2	744,223	5.4-8.5
Bonds issue	380,349	8.1-19.0	328,117	8.5-12.5
Corporate lenders	5,782	0.0	3,448	0.0-7.0
Total	603,299		1,075,788

U.S. dollar-denominated:
Banks and financial institutions	291,503	1.3-8.0	241,882	0.0-6.5
Corporate lenders	260	6.5	–
Total	291,763		241,882

Euro-denominated:
Banks and financial institutions	341,928	1.8-9.4	103,692	2.0-6.5
Total	341,928		103,692

Romanian lei-denominated:
Banks and financial institutions	16,922	8.4-9.4	15,603	7.6
Total	16,922		15,603

Kazakh tenge-denominated:
Banks and financial institutions	28,538	9.5	–
Total	28,538		–

Turkish lira-denominated:
Banks and financial institutions	10,418	13.8-17.8	–
Total	10,418		–

Total short-term borrowings	1,292,868		1,436,965
Current portion of long-term debt	1,358,489		640,844
Total short-term borrowings and current portion of long-term debt	2,651,357		2,077,809

The weighted average interest rate of the ruble-denominated short-term borrowings as of December 31, 2011 and December 31, 2010 was 7.2% and 6.8% p.a., respectively. The weighted average interest rate of the U.S. dollar-denominated short-term borrowings as of December 31, 2011 and December 31, 2010 was 4.0% and 4.7% p.a., respectively. The weighted average interest rate of the euro-denominated short-term borrowings as of December 31, 2011 and December 31, 2010 was 4.9% and 5.2% p.a., respectively. The weighted average interest rate of the Romanian lei-denominated short-term borrowings as of December 31, 2011 and December 31, 2010 was 9.3% and 7.6% p.a., respectively. The weighted average interest rate of the Kazakh tenge-denominated short-term borrowings as of December 31, 2011 was 9.5%. The weighted average interest rate of the Turkish lira-denominated short-term borrowings as of December 31, 2011 was 16.4%.

	December 31, 2011		December 31, 2010
Long-term debt, net of current portion:	Amount	Rate p.a., %	Amount	Rate p.a., %

Russian ruble-denominated:
Banks and financial institutions	2,674,866	6.0-14.0	1,481,019	7.0-16.0
Bonds issue	1,552,133	7.4-10.0	984,352	9.8-19.0
Corporate lenders	228	0.0	289	0.0
Total	4,227,227		2,465,660

U.S. dollar-denominated:
Syndicated loan	1,765,926	4.3-6.0	2,000,000	5.3-6.3
Banks and financial institutions	1,604,383	0.0-8.1	1,080,229	0.0-8.0
Corporate lenders	29,216	0.0-12.0	32,323	0.0-12.0
Total	3,399,525		3,112,552

Euro-denominated:
Banks and financial institutions	477,217	2.0-8.1	302,722	1.3-9.0
Corporate lenders	44	0.0	530	0.0
Total	477,261		303,252

Total long-term obligations	8,104,013		5,881,464
Less: current portion	(1,358,489)		(640,844)
Total long-term debt, net of current portion	6,745,524		5,240,620

The weighted average interest rate of the ruble-denominated long-term borrowings as of December 31, 2011 and December 31, 2010 was 9.1% and 10.4% p.a., respectively. The weighted average interest rate of the U.S. dollar-denominated long-term borrowings as of December 31, 2011 and December 31, 2010 was 5.6% and 6.5% p.a., respectively. The weighted average interest rate of the euro-denominated long-term borrowings as of December 31, 2011 and December 31, 2010 was 4.2% and 4.2% p.a., respectively.

Aggregate scheduled maturities of the debt outstanding as of December 31, 2011, are as follows:

Payable by:
2012 (current portion)	2,651,357
2013	1,962,219
2014	2,699,658
2015	1,208,153
2016	729,610
Thereafter	145,884
Total	9,396,881

The unused portion under all credit facilities as of December 31, 2011 and December 31, 2010 was $904,059 and $943,646, respectively. As of December 31, 2011, the Group’s credit facilities provided aggregated borrowing capacity of $10,300,940, of which $2,816,888 expires within a year.

The outstanding balances of short-term and long-term debt by denominated currencies and major banks as of December 31, 2011 and December 31, 2010 were as follows:

	December 31, 2011	December 31, 2010
Short-term and long-term debt:	Amount	Amount
Russian ruble-denominated:
Bonds	1,932,482	1,312,469
Sberbank	1,352,453	906,479
VTB	740,599	610,298
Gazprombank	449,994	393,741
Eurasian Development Bank	87,004	–
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	41,410	–
Alfa-bank	31,060	–
MBRR	31,060	49,218
Bank of Moscow	–	177,183
Other	164,464	92,060
Total	4,830,526	3,541,448

U.S. dollar-denominated:
Syndicated credit facility	1,765,926	2,000,000
Gazprombank	1,000,000	1,000,000
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	243,563	38,855
Sberbank	177,000	–
Alfa-bank	150,000	100,000
Uralsib	145,000	95,000
Fortis Bank	85,722	4,900
Raiffeisen Bank	50,000	–
ING Bank	–	23,225
Other	74,077	92,454
Total	3,691,288	3,354,434

Euro-denominated:
Fortis Bank	158,981	56,785
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	147,931	50,653
ING Bank	104,661	40,553
VTB	65,351	35,320
Uralsib	64,715	59,740
Raiffeisen Bank	55,822	17,499
Gazprombank	34,947	–
Alfa-bank	7,811	–
Sberbank	7,011	6,492
Other	171,959	139,902
Total	819,189	406,944

Romanian lei-denominated:
Raiffeisen Bank	16,922	15,603
Total	16,922	15,603

Kazakh tenge-denominated:
Sberbank	28,538	–
Total	28,538	–

Turkish lira-denominated:
Other	10,418	–
Total	10,418	–

Total short-term and long-term debt	9,396,881	7,318,429

(a)            Revolving credit lines

In 2010-2011, the Group negotiated revolving credit agreements providing for unrestricted borrowings up to $2,025,913 with several banks. These revolving credit lines allow the Group to withdraw, repay and re-draw in the agreed amounts, timing and number of times until the arrangement expires. Borrowings bear interest at 3.0-10.3% p.a., and are continuously renewable for 60-365 day periods at the Group’s option for 1-6 years provided there is compliance with the terms of the agreement.

As of December 31, 2011, the Group intends to renew obligations in the amount of $1,119,410 incurred under those agreements for a period extending beyond one year from the balance sheet date. Accordingly, the long-term debt maturing in one year or earlier was excluded from current liabilities because the Group consummated a financing agreement meeting the conditions set forth in FASB ASC 470-10, “Debt” (“ASC 470”), prior to the issuance of the balance sheet.

(b)            Syndicated loan

In September 2010, the Group executed a $2,000,000 syndicated credit facility agreement and refinanced its remaining debt obligations under previously obtained credit facilities. The new facility is split between CMP, SKCC, SUNP and Yakutugol in the amounts of $95,238, $857,143, $190,476 and $857,143, respectively. The facility is drawn in two tranches, a 3-year and a 5-year tranche in amount of $800,000 and $1,200,000, respectively. The repayment is scheduled in monthly installments after the 9 and 15 month grace periods, respectively. The credit facility bears interest at a rate of LIBOR plus 4.0-5.8% p.a.

The Group appointed ING Bank N.V. and the Royal Bank of Scotland N.V. as Co-ordinators. In addition, BNP Paribas SA, CJSC UniCredit Bank, Commerzbank Aktiengesellschaft, HSBC Bank plc, Natixis, OJSC “Nordea Bank”, Raiffeisen Zentralbank Oesterreich AG, Société Générale, UniCredit Bank AG, VTB Bank (Austria) AG, VTB Bank (Deutschland) AG and VTB Bank (France) SA acted as Mandated Lead Arrangers and Morgan Stanley and Credit Suisse as Lenders for the facility.

The Group treated this refinancing as debt modification under ASC 470. The fees associated with the modified debt, along with existing capitalized origination fees, were capitalized and amortized as an adjustment of interest expense over the remaining term of the syndicated loan using the effective interest method.

(c)            Gazprombank facility

In February 2010, the Group signed a prolongation agreement for a $1,000,000 U.S. dollar-denominated credit facility with Gazprombank. According to this agreement, the credit facility including the short-term portion of $480,000 falling due in 2010 was rescheduled to be repaid in 2013-2015. Starting from October 25, 2011 through February 6, 2015, the credit facility bears interest at LIBOR plus 5.3% p.a.

(d)            Bonds

On June 21, 2006, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($184,877). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 8.4% p.a. The interest rate for the second to the eighth coupon periods was set as equal to that of the first period. The bondholders had an option to demand repayment of the bonds at par value starting June 21, 2010 and November 16, 2011. The interest rate for the ninth and tenth coupon was set at 8.5% p.a. The interest rate for the eleventh to the fourteenth coupon periods is set by the Group and made public 10 days before the respective coupon period starts. The obligatory redemption date is June 12, 2013. The costs related to the issuance of bonds in the amount of $739 were capitalized and are amortized to interest expense over the term of bonds. The balance outstanding as of December 31, 2011 was $154,449 and is classified as long-term debt.

On July 30, 2009, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($159,154). The bonds were issued at 100% par value. Interest is payable every 3 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 19% p.a. The interest rate for the second to the twelfth coupon periods is set as equal to that of the first period. The interest rate for the thirteenth to the twenty-eighth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting July 21, 2012. The obligatory redemption date is July 21, 2016. Bonds are secured by a guarantee issued by Yakutugol. The costs related to the issuance of bonds in the amount of $1,844 were capitalized and are amortized to interest expense over the term of bonds. The balance outstanding as of December 31, 2011 was $155,298 and is classified as current debt.

On October 20, 2009, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($170,327). The bonds were issued at 100% par value. Interest is payable every 3 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 12.5% p.a. The interest rate for the second to the twelfth coupon periods is set as equal to that of the first period. The interest rate for the thirteenth to the thirty-sixth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting October 11, 2012. The obligatory redemption date is October 9, 2018. Bonds are secured by a guarantee issued by Yakutugol. The costs related to the issuance of bonds in the amount of $703 were capitalized and are amortized to interest expense over the term of bonds. The balance outstanding as of December 31, 2011 was $155,298 and is classified as current debt.

On November 13, 2009, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($174,398). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 12.5% p.a. The interest rate for the second to the fourth coupon periods is set as equal to that of the first period. The interest rate for the fifth and sixth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting November 3, 2011. The obligatory redemption date is November 9, 2012. The costs related to the issuance of bonds in the amount of $643 were capitalized and are amortized to interest expense over the term of bonds. The balance outstanding as of December 31, 2011 was $69,752 and is classified as current debt.

On March 16, 2010, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($170,443). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 9.8% p.a. The interest rate for the second to the sixth coupon periods is set as equal to that of the first period. The obligatory redemption date is March 12, 2013. The costs related to the issuance of bonds in the amount of $1,620 were capitalized and are amortized to interest expense over the term of bonds. The balance outstanding as of December 31, 2011 was $155,298 and is classified as long-term debt.

On April 28, 2010, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($172,044). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 9.8% p.a. The interest rate for the second to the sixth coupon periods is set as equal to that of the first period. The obligatory redemption date is April 24, 2013. The costs related to the issuance of bonds in the amount of $360 were capitalized and are amortized to interest expense over the term of bonds. The balance outstanding as of December 31, 2011 was $155,298 and is classified as long-term debt.

On September 7, 2010, Mechel OAO issued two 5,000,000 ruble-denominated bonds in an aggregate principal amount of 10 billion Russian rubles ($327,042). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 10.0% p.a. The interest rate for the second to the tenth coupon periods is set as equal to that of the first period. The interest rate for the eleventh to twentieth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting August 27, 2015. The obligatory redemption date is August 25, 2020. The costs related to the issuance of bonds in the amount of $864 were capitalized and are amortized to interest expense over the term of bonds. The balance outstanding as of December 31, 2011 was $310,597 and is classified as long-term debt.

On February 22, 2011, Mechel OAO made two issues of 5,000,000 ruble-denominated bonds each in an aggregate principal amount of 10 billion Russian rubles ($342,996 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 8.3% p.a. The interest rate for the second to the sixth coupon periods is set as equal to that of the first period. The interest rate for the seventh to twentieth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting February 14, 2014. The obligatory redemption date is February 9, 2021. The costs related to the issuance of bonds in the amount of $2,355 were capitalized and are amortized to interest expense over the redemption date of bonds. The balance outstanding as of December 31, 2011 in the amount of $310,597 is classified as long-term debt.

On June 9, 2011, Mechel OAO made two issues of 5,000,000 ruble-denominated bonds each in an aggregate principal amount of 10 billion Russian rubles ($361,210 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 8.4% p.a. The interest rate for the second to the tenth coupon periods is set as equal to that of the first period. The interest rate for the eleventh to twentieth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting May 29, 2016. The obligatory redemption date is May 27, 2021. The costs related to the issuance of bonds in the amount of $1,293 were capitalized and are amortized to interest expense over the redemption date of bonds. The balance outstanding as of December 31, 2011 in amount of $310,597 is classified as long-term debt.

On June 14, 2011, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($179,916 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 8.4% p.a. The interest rate for the second to the tenth coupon periods is set as equal to that of the first period. The interest rate for the eleventh to twentieth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting June 3, 2016. The obligatory redemption date is June 1, 2021. The costs related to the issuance of bonds in the amount of $574 were capitalized and are amortized to interest expense over the redemption date of bonds. The balance outstanding as of December 31, 2011 in amount of $155,298 and is classified as long-term debt.

(e)            Other loans

In addition to a $1 billion U.S. dollar-denominated credit facility, in 2011, Gazprombank provided long-term and short-term ruble and euro-denominated loans to the Group’s subsidiaries bearing interest at 5.4-10.3% p.a. The outstanding balances as of December 31, 2011 and December 31, 2010 were $484,941 and $393,741, respectively.

In 2010 and 2009, Sberbank provided long-term and short-term ruble and euro-denominated loans to the Group’s subsidiaries bearing interest at 7.7-14.0% p.a. The outstanding balances as of December 31, 2011 and December 31, 2010 were $604,714 and $912,971, respectively.

In 2011, Sberbank provided long-term and short-term ruble, U.S. dollar and Kazakh tenge-denominated loans to the Group’s subsidiaries bearing interest at 3.0-9.7% p.a. in the total amount of $1,032,769. The outstanding balance as of December 31, 2011 is $960,288.

During 2008, VTB provided a short-term ruble-denominated loan to the Group’s subsidiaries (CMP, SKCC and Yakutugol) bearing interest at 12.0% p.a., which was increased by the bank in November 2009 up to 14.6% p.a. for Yakutugol and SKCC and up to 14.0% p.a. for CMP. In September 2010, the interest rate was decreased to 9.75% p.a. for SKCC. In April 2011, the interest rate was decreased to 8.4% p.a. for SKCC and Yakutugol. In accordance with an amendment to the agreement, the loan should be repaid in November 2012. In April 2012, VTB signed an amendment resulting in a repayment of the facility in four equal payments starting from July 2014 through April 2015. Accordingly, the Group classified the outstanding balance under this facility agreement as long-term debt as of December 31, 2011. In 2012, the interest rate was agreed to be MosPrime plus 4.5% p.a. The outstanding balances as of December 31, 2011 and December 31, 2010 were $422,411 and $446,240, respectively.

During 2010-2011, VTB provided ruble and euro-denominated long-term and short-term loans to CMP, HBL Holding GmbH (“HBL”) and Mechel OAO, bearing interest at 4.9-10.3% p.a. The outstanding balances as of December 31, 2011 and December 31, 2010 were $383,539 and $199,378, respectively.

In 2011, Uralsib Bank provided Beloretsk Metallurgical Plant (“BMP”), CMP, Korshunov Mining Plant (“KMP”), Izhstal and Mechel Trading AG (“MTAG”) with short-term and long-term U.S. dollar and euro-denominated loans bearing interest at 4.0-8.0% p.a. The outstanding balance as of December 31, 2011 was $209,715.

During 2006-2010, UniCredit Bank provided short-term and long-term U.S. dollar and euro-denominated loans to the Group’s subsidiaries bearing interest at 2.1-6.1% p.a. The outstanding balances as of December 31, 2011 and December 31, 2010 were $106,814 and $89,508, respectively.

In 2011, UniCredit Bank provided the Group’s subsidiaries with short-term and long-term ruble, U.S. dollar and euro-denominated loans bearing interest at 3.1-8.0% p.a. in the total amount of $295,393. The outstanding balance as of December 31, 2011 was $326,090.

During 2007-2010, Fortis Bank provided the Group’s subsidiaries with U.S. dollar and euro-denominated loans bearing interest at 2.9-7.3% p.a. The outstanding balances as of December 31, 2011 and December 31, 2010 were $213,840 and $56,785, respectively.

In 2011, Fortis Bank provided the Group with short-term dollar and euro-denominated loans bearing interest at 1.3-2.6% p.a. in the total amount of $118,852. The outstanding balance as of December 31, 2011 was $30,863.

During 2011, Alfa-bank provided Mechel-Trans, DEMP and MTAG with short-term ruble, U.S. dollar and euro-denominated loans bearing interest at 3.0-8.0% p.a. in the total amount of $192,096. The outstanding balance as of December 31, 2011 was $188,870.

In 2011, Eurasian Development Bank provided Yakutugol with a long-term ruble-denominated loan bearing interest at 8.2% in the total amount of $95,319. The outstanding balance as of December 31, 2011 was $87,004.

In 2008-2011, ING bank provided the Group’s subsidiaries with short-term and long-term multi-currency-denominated loans bearing interest at 2.9-8.4% p.a. The outstanding balances as of December 31, 2011 and December 31, 2010 were $105,341 and $63,778, respectively.

In 2007-2011, Raiffeisenbank provided the Group’s subsidiaries with short-term and long-term multi-currency-denominated loans bearing interest at 2.1-9.4% p.a. The outstanding balances as of December 31, 2011 and December 31, 2010 were $122,064 and $33,102, respectively.

(f)             Pledges

The syndicated loan is secured by 1,212,594 common shares of Yakutugol (30% of total common shares); 10,832,764 common shares of SKCC (30% of total common shares); 474,294 common shares of CMP (15% of total common shares) and 149,935 common shares of SUNP (25% plus 1 of total common shares). The indebtedness under the credit facility with Gazprombank is secured by the pledge of 1,010,498 common shares of Yakutugol (25% plus 1 of total common shares) and 9,027,306 common shares of SKCC (25% plus 1 of total common shares).

The indebtedness under the long-term credit facility provided by Sberbank to CMP totaling $465,895 and $492,176 as of December 31, 2011 and December 31, 2010, respectively, is secured by the pledge of 1,866,711 common shares of  BMP (25% plus 1 share of total common shares).

The indebtedness under the long-term credit facility provided by Fortis to CMP totaling $135,103 and $4,900 as of December 31, 2011 and December 31, 2010, respectively, is secured by the pledge of 632,393 common shares of CMP (20% of total common shares).

As of December 31, 2011 and December 31, 2010, the carrying value of property, plant and equipment pledged under the loan agreements amounted to $789,929 and $721,800, respectively. Carrying value of inventories pledged under the loan agreements amounted to $282,399 and $148,521 as of December 31, 2011 and December 31, 2010, respectively. Accounts receivable pledged as of December 31, 2011 and December 31, 2010 amounted to $79,667 and $96,551, respectively. Cash pledged under the loan agreements amounted to $117,461 and $72,864 as of December 31, 2011 and December 31, 2010, respectively.

(g)            Covenants

The Group’s loan agreements contain a number of covenants and restrictions, which include, but are not limited to, financial ratios, maximum amount of debt, minimum value of shareholder’s equity and cross-default provisions. The covenants also include, among other restrictions, limitations on (i) indebtedness of certain companies in the Group, and (ii) amounts that can be expended for new investments and acquisitions. Covenant breaches generally permit lenders to demand accelerated repayment of principal and interest.

Prior to receiving the waivers described below, the Group was required to comply with the following ratios under the most significant loan agreements as of December 31, 2011:

·                 The Group’s Shareholder Equity shall be at all times greater than or equal to $4,000,000, while the actual amount as of December 31, 2011 was $4,990,764;

·                 Net Borrowings to EBITDA shall be not more than 3.5, while the actual ratio was 3.86;

·                 EBITDA to Net Interest Expenses shall be equal to or more than 4, while the actual ratio was 4.39.

The Group is also required to ensure that: (i) the aggregate Financial Indebtedness of CMP, Yakutugol, SKCC and Southern Urals Nickel Plant (“SUNP”) excluding intragroup loans does not exceed $6.0 billion in the aggregate while the actual amount as of December 31, 2011 was $5.3 billion; (ii)  the Equity of the borrowers should be greater than or equal to 6.5 billion Russian rubles for SKCC, 4.5 billion Russian rubles for Yakutugol, 5.5 billion Russian rubles for CMP and 2.0 billion Russian rubles for SUNP while the actual amounts as of December 31, 2011 were 46.2 billion Russian rubles, 13.2 billion Russian rubles, 16.7 billion Russian rubles and 10.2 billion Russian rubles, respectively, and (iii) during the period starting from January 1, 2010 until the first date when the Group can certify that its ratio of Net Borrowings to EBITDA achieves the level of 3.0, capital expenditures should not exceed $4,214,143. The actual amount of capital expenditures as defined by the loan agreements was $2,618,325 for the twenty four months ended December 31, 2011.

In addition, the loan agreements set restrictions on the distribution of the Group’s earnings for the dividend payments on ordinary shares if the ratio of Net Borrowings to EBITDA exceeds 3.0:1.0.

As of December 31, 2011, the Group was not in compliance with a number of financial and non-financial covenants in various loan agreements but received appropriate waivers and covenant amendments from the banks. Specifically, the Group received, after December 31, 2011, consents and covenant amendments relating to the following breaches under the most significant long-term and short-term loan arrangements totaling $6,143,295:

·                 The Group would not have been  in compliance with “Net Borrowings to EBITDA” ratio as defined by numerous debt agreements at a level not exceeding 3.5:1.0 while the actual Group’s Net Borrowings to EBITDA amount as of December 31, 2011 was 3.86:1.0. As of June 30, 2012 and December 31, 2012, the ratio of the Group’s Net Borrowings to EBITDA shall not exceed 5.5: 1.0 reducing to 3.25:1.0 as of June 30, 2015.

·                 HBL would not have been in compliance with its financial covenants “Net Equity” and “Shareholders’ Equity” set at a level of 20,000,000 euro minimum and 20% of total balance sheet minimum, respectively, under the long-term euro-denominated agreement signed with VTB (Deutschland) while the actual amounts as of December 31, 2011 were 14,095,489 euro and 13.2%, respectively. The outstanding balance under this loan agreement was $59,441 as of December 31, 2011.

The Group would not have been in compliance with certain operational covenants (loans and guarantees and negative pledges) as defined in certain credit facilities. This non-compliance has been waived by the relevant lenders. Pursuant to the waivers and covenant amendments received from the banks, the Group has been granted consent for the payment of dividends on its preferred and ordinary shares for 2011 in the amount not exceeding $200,000, provided that no default occurs or would occur as a result of such dividend payment. Such dividend payment is subject to relevant corporate approvals and available distributable funds.

In addition, the Group obtained an amendment in relation to minimum level of “EBITDA to Net Interest Expenses” ratio (2.65:1.0 as of June 30, 2012 and December 31, 2012 increasing to 4.0:1.0 as of June 30, 2014 and thereafter) and maximum level of Net Borrowings ($11,000,000 as of June 30, 2012 and December 31, 2012 and decreasing to $10,000,000 as of June 30, 2015 and thereafter).

In accordance with the Group’s projections, the Group had both intent and ability to meet the covenants during and for the year ending December 31, 2012. As a result, no reclassifications of long-term debt to short-term liabilities due to covenant violations were made as of December 31, 2011.